HIMCO VIT American Funds Global Growth and Income Fund
HIMCO VIT American Funds Global Growth and Income Fund
INVESTMENT GOAL.
The HIMCO VIT American Funds Global Growth and Income Fund seeks long-term growth of capital while providing current income.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HIMCO VIT American Funds Global Growth and Income Fund IB USD ($)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses	HIMCO VIT American Funds Global Growth and Income Fund IB
Management fees	1.40%	[1],[2]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%	[3]
Total annual fund operating expenses	1.81%
Fee waiver and/or expense reimbursement	0.63%	[1],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	[3],[4]
[1]	Hartford Investment Management Company ("Hartford Investment Management") has contractually agreed with HIMCO Variable Insurance Trust (the "Trust"), on behalf of the Fund, to waive a portion of its management fee to the extent necessary to maintain its net management fee at 0.25% of average daily net assets per annum, for as long as the Fund is part of a master-feeder fund structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.
[4]	Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 1.18% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2018, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

EXAMPLE.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the example reflects the expense limitation arrangement for only the first year)

•  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
HIMCO VIT American Funds Global Growth and Income Fund | IB | USD ($)	120	392	684	1,516

PORTFOLIO TURNOVER.

The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Master Fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series ("Master Fund"). The Master Fund invests primarily in common stocks of well-established companies around the world, which Capital Research and Management CompanySM ("CRMC"), the Master Fund's investment manager, believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Master Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by CRMC, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States. The Master Fund is designed for investors seeking both capital appreciation and current income. In pursuing its objective, the Master Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.

The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund. Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment Strategies" in this prospectus.

Dividend Paying Security Investment Risk – Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk – The price of a growth company's stock may decrease, or it may not increase to the level that the Master Fund's investment manager had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk – The investment strategy of the Master Fund's investment manager will influence performance significantly. If the investment strategy of the Master Fund's investment manager does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Master Fund's investment objective will be achieved.

Master-Feeder Structure Risk – Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure. Other "feeder" funds may also invest in a Master Fund. As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

PAST PERFORMANCE.

The performance information below provides an indication of the risks of investing in the Fund. The Fund is the successor to the investment performance of the American Funds Global Growth and Income HLS Fund (the "Predecessor Fund") as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund. Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results. The returns:

•  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•  Assume reinvestment of all dividends and distributions

•  Would be lower if the Fund's operating expenses had not been limited

•  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 19.28% (3rd quarter, 2009) Lowest -20.48% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
Average annual total returns for periods ending 12/31/2016
The table below shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see the "Performance Notes" section in this prospectus.
Average Annual Returns - HIMCO VIT American Funds Global Growth and Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IB	7.02%	9.71%	4.42%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	8.48%	9.96%	4.12%